Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Finance costs
Interest payable on convertible loan notes		$ 1,078	$ 393
Interest payable on lease liabilities	$ 221